Financial risk and capital management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of undiscounted contractual cash flows

			At 31 December
	2024			2023
(in USD million)	Non- derivative financial liabilities	Lease liabilities	Derivative financial liabilities	Non- derivative financial liabilities	Lease liabilities	Derivative financial liabilities
Year 1	22,266	1,363	673	20,209	1,369	857
Year 2 and 3	5,723	1,299	643	6,035	1,434	636
Year 4 and 5	3,415	494	480	5,601	496	404
Year 6 to 10	6,174	488	1,156	6,846	405	1,016
After 10 years	10,355	315	425	10,751	72	340
Total specified	47,933	3,959	3,377	49,443	3,775	3,252
The table below shows a maturity profile, based on
undiscounted contractual cash flows, for Equinor’s
financial liabilities.

Schedule of credit risk exposure and grading	The following table contains the carrying amount of
Equinor’s financial receivables and derivative financial
instruments split by Equinor’s assessment of the
counterparty's credit risk. Receivables that are
overdue with more than 30 days represents less than
1% of the total reported trade and other receivables.
A provision has been recognised for expected credit
losses of trade and other receivables using the
expected credit loss model. Only non-exchange
traded instruments are included in derivative financial
instruments.

(in USD million)	Non-current financial receivables	Current financial receivables	Trade and other receivables	Non-current derivative financial instruments	Current derivative financial instruments

At 31 December 2024
Investment grade, rated A or above	208	2,231	3,764	308	639
Other investment grade	3	17	5,286	—	223
Non-investment grade or not rated	531	404	4,541	340	161

Total financial assets	743	2,651	13,591	648	1,023

At 31 December 2023
Investment grade, rated A or above	193	2,609	3,248	305	565
Other investment grade	8	29	5,103	7	565
Non-investment grade or not rated	140	351	4,853	247	248

Total financial assets	341	2,989	13,204	559	1,378
For more information about Trade and other receivables, see note 18 Trade and other receivables.

Schedule of master netting agreements for financial assets and liabilities	The table below presents the amounts offset under
the terms of various offsetting agreements for
financial assets and liabilities. These agreements are
mainly entered into to manage the credit risks
associated with over-the-counter commodity trading
as well as regular commodity purchases and sales
and enable Equinor and their counterparties to set off
financial liabilities against financial assets in the
ordinary course of business as well as in case of
default. In addition, exchange-traded commodity
derivatives are offset towards collateral receipts/
payments as a result of day-to-day cash settlements
based on change in fair value of open derivative
positions. Amounts not qualifying for offsetting
consists of collateral receipts or payments which
usually is settled on a gross basis. Normally these
amounts will offset in a potential default situation.
There exist no restrictions on collaterals received.

(in USD million)	Gross amounts of recognised financial assets/ liabilities	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Amounts of remaining rights to set-off not qualifying for offsetting	Net amount	(in USD million)	Gross amounts of recognised financial assets/ liabilities	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Amounts of remaining rights to set-off not qualifying for offsetting	Net amount

At 31 December 2024						At 31 December 2023
Financial assets						Financial assets
Trade and other receivables	15,900	2,310	13,590	—	13,590	Trade and other receivables	16,337	3,133	13,205	—	13,205
Current interest-bearing financial receivables and accrued interest	755	141	614	—	614	Current interest-bearing financial receivables and accrued interest	802	—	802	—	802
Collateral receivables	5,553	3,515	2,037	2,037	—	Collateral receivables	8,713	6,526	2,186	2,186	—
Derivative financial instruments	6,946	5,273	1,673	758	914	Derivative financial instruments	12,767	10,829	1,937	677	1,260

Total financial assets	29,153	11,239	17,914	2,795	15,119	Total financial assets	38,619	20,488	18,130	2,863	15,267

Financial liabilities						Financial liabilities
Trade payables	13,420	2,310	11,110	—	11,110	Trade payables	12,689	3,133	9,556	—	9,556
Accrued expenses and other current financial liabilities	1,526	141	1,385	—	1,385	Accrued expenses and other current financial liabilities	1,495	—	1,495	—	1,495
Collateral liabilities	4,071	3,686	385	385	—	Collateral liabilities	7,791	7,333	458	458	—
Derivative financial instruments	7,893	5,102	2,791	2,411	380	Derivative financial instruments	13,437	10,023	3,414	2,405	1,009

Total financial liabilities	26,910	11,239	15,671	2,795	12,875	Total financial liabilities	35,413	20,488	14,924	2,863	12,061

Schedule of capital management

	At 31 December
(in USD million)	2024	2023

Net interest-bearing debt adjusted, including lease liabilities (ND1)	9,221	(5,040)
Net interest-bearing debt adjusted (ND2)	5,711	(8,610)
Capital employed adjusted, including lease liabilities (CE1)	51,601	43,460
Capital employed adjusted (CE2)	48,091	39,890

Net debt to capital employed adjusted, including lease liabilities (ND1/CE1)	17.9%	(11.6)%

Net debt to capital employed adjusted (ND2/CE2)	11.9%	(21.6)%

Commodity
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis of market risk

Commodity price sensitivity	At 31 December
	2024		2023
(in USD million)	-30%	+30%	-30%	+30%
Crude oil and refined products net gains/(losses)	881	(882)	442	(442)
Natural gas, electricity and CO₂ net gains/(losses)	(122)	210	86	(52)
The table below contains the commodity price risk
sensitivities of Equinor's commodity-based derivative
contracts. Equinor's assets and liabilities resulting
from commodity-based derivative contracts consist
of both exchange traded and non-exchange traded
instruments, including embedded derivatives that
have been bifurcated and recognised at fair value in
the Consolidated balance sheet.
Price risk sensitivities at the end of 2024 and 2023 at
30% are assumed to represent a reasonably possible
change based on the duration of the derivatives.
Since none of the derivative financial instruments
included in the table below are part of hedging
relationships, any changes in the fair value would be
recognised in the Consolidated statement of income
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis of market risk	The following currency risk sensitivity for financial
instruments has been calculated, by assuming a 10%
reasonable possible change in the most relevant
foreign currency exchange rates that impact
Equinor’s financial accounts, based on balances at
31 December 2024. As of 31 December 2023, a
change of 11% in the most relevant foreign currency
exchange rates was viewed as a reasonable possible
change. With reference to the table below, a negative
figure represents a negative equity impact/loss, while
a positive figure represents a positive equity impact/
gain.

Currency risk sensitivity	At 31 December 2024
(in USD million)	NOK	EUR	GBP

Impact from a 10% strengthening of given currency vs USD on:
Shareholders equity through OCI	888	309	925
Shareholders equity through P&L	84	(167)	(167)
Impact from a 10% weakening of given currency vs USD on:
Shareholders equity through OCI	(888)	(309)	(925)
Shareholders equity through P&L	(84)	167	167

Currency risk sensitivity	At 31 December 2023
(in USD million)	NOK	EUR	GBP

Impact from a 11% strengthening of given currency vs USD on:
Shareholders equity through OCI	1,519	406	903
Shareholders equity through P&L	(413)	(418)	(92)
Impact from a 11% weakening of given currency vs USD on:
Shareholders equity through OCI	(1,519)	(406)	(903)
Shareholders equity through P&L	413	418	92

Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis of market risk	The following interest rate risk sensitivity has been
calculated by assuming a change of 100 basis points
as a reasonable possible change in interest rates at
the end of 2024. In 2023, a change of 130 basis points
was viewed as a reasonable possible change in
interest rates. A decrease in interest rates will have
an estimated positive impact on net financial items in
the Consolidated statement of income, while an
increase in interest rates will have an estimated
negative impact on net financial items in the
Consolidated statement of income.

Interest risk sensitivity		At 31 December
	2024		2023
(in USD million)	- 100 basis points	+ 100 basis points	- 130 basis points	+ 130 basis points
Positive/(negative) impact on net financial items	262	(250)	336	(333)

Equity price risk
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity analysis of market risk

Equity price sensitivity		At 31 December
	2024		2023
(in USD million)	-35%	35%	-35%	35%
Net gains/(losses)	(1,234)	1,234	(552)	552
The following equity price risk sensitivity has been
calculated, by assuming a 35% reasonable possible
change in equity prices that impact Equinor’s financial
accounts, based on balances at 31 December 2024.
At 31 December 2023, a change of 35% in equity
prices was equally viewed as a reasonable possible
change.
The estimated gains and the estimated losses
following from a change in equity prices would impact
the Consolidated statement of income.